ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 2,672	$ 2,933
Less: allowance for doubtful debts	(960)	(588)
Accounts receivable, net	1,712	2,345
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,420	1,415
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,252	$ 1,518